Accounts receivable, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable, net
Accounts receivable, gross	$ 483,851	$ 338,944
Less: bad debt provision	(43,068)	(37,898)
Accounts receivable, net	$ 440,783	$ 301,046